DEBT - Bank Credit Facilities (Details) - Unsecured Debt - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Feb. 28, 2022
Three-year Senior Unsecured Term Loan
Debt
Principal amount of debt		$ 400.0
Debt instrument, maturity date		Mar. 10, 2024
Revolving Bank Credit Facility
Debt
Line of credit facility, maximum borrowing capacity				$ 400.0
Sustainability-linked Lending Bank Credit Facilities
Debt
Line of credit facility, sustainability-linked, Environmental, Social and Governance, incentive pricing terms, reduce or increase borrowing costs (as a percent)			0.05%
Line of credit facility, sustainability-linked, Environmental, Social and Governance, incentive pricing terms, reduction in Scope 1 and Scope 2 greenhouse gas emissions intensity by 2030 (as a percent)			35.00%
Line of credit facility, sustainability-linked, Environmental, Social and Governance, incentive pricing terms, reduction in freshwater usage in well completions by 2025 (as a percent)			50.00%
Line of credit facility, sustainability-linked, Environmental, Social and Governance, incentive pricing terms, reduction in Lost Time Injury Frequency based on three-year trailing average (as a percent)			25.00%
Sustainability-linked Lending Bank Credit Facility
Debt
Line of credit facility, maximum borrowing capacity	$ 365.0
Debt instrument, term	3 years
Line of credit facility, expiration date	Oct. 31, 2025
Debt issuance costs, net			$ 1.5
Senior Unsecured, Covenant-based, Sustainability-linked Lending Bank Credit Facility
Debt
Line of credit facility, maximum borrowing capacity	$ 900.0
Debt instrument, term	4 years
Debt issuance costs, net			$ 1.7
Senior Unsecured, Covenant-based, Sustainability-linked Lending Bank Credit Facility, Maturing 31 October 2025
Debt
Line of credit facility, maximum borrowing capacity	$ 50.0
Line of credit facility, expiration date	Oct. 31, 2025
Senior Unsecured, Covenant-based, Sustainability-linked Lending Bank Credit Facility, Maturing 31 October 2026
Debt
Line of credit facility, maximum borrowing capacity	$ 850.0
Line of credit facility, expiration date	Oct. 31, 2026